Investment Strategy	12 Months Ended
Aug. 31, 2024
Blue Chip Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of November 30, 2024, this was between approximately $3.0 billion and $3.6 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector. The Fund tends to focus on securities of companies that show potential for growth of capital as well as an expectation for above-average earnings. In selecting securities in which to invest, PGI uses a bottom-up, fundamental process, focusing on a fundamental analysis of individual companies. The Fund also invests in securities of foreign companies.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the S&P 500® Index (as of November 30, 2024, this was between approximately $3.0 billion and $3.6 trillion). In PGI’s view, “blue chip” companies typically display some or all of the following characteristics: (1) large, well-established, and financially sound companies; and (2) considered market leaders or among the top three companies in their sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company.
Bond Market Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg US Aggregate Index (the “Index”). The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products). As of November 30, 2024, the Index was composed of 13,731 issues. The Index is rebalanced monthly to reflect securities that have dropped out of or entered the Index in the preceding month. Generally, the Fund makes corresponding changes to its portfolio shortly after Index changes are made public. Because of the practical difficulties and expense of purchasing all of the securities in the Index, the Fund does not purchase all of the securities in the Index. Instead, the Fund uses a sampling methodology to purchase securities with generally the same risk and return characteristics of the Index. Under normal circumstances, the Fund maintains an average portfolio duration that is in line with the duration of the Index, which as of November 30, 2024 was 6.15 years. The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of November 30, 2024, the Index was not concentrated in any industry.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Index is composed of investment-grade, fixed-rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-backed securities (securitized products).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund uses a passive investment approach known as “sampling” to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the Bloomberg US Aggregate Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (i.e., invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of November 30, 2024, the Index was not concentrated in any industry.
Capital Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities. Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) and contingent convertible securities (“CoCos”), as well as preferred securities, including preferred stock and junior subordinated debt, issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit. Capital securities may pay fixed-rate or adjustable-rate distributions and generally have a payment “preference” over common stock, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets.
CoCos are hybrid debt securities typically issued by banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
Tier 2 and preferred securities purchased by the Fund are issued by companies with senior debt rated at the time of purchase BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund may invest up to 100% of its assets in below-investment-grade (sometimes called “junk”) preferred securities, which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. If the preferred security has been rated by only one of the rating agencies, that rating will determine the preferred security's rating; if the preferred security is rated differently by the rating agencies, the highest rating will be used; and if the preferred security has not been rated by either of the rating agencies, those selecting such investments will determine the preferred security's quality; provided, however, that the issuer of such below-investment-grade preferred securities has senior debt outstanding that is rated at the time of purchase BBB- or higher by S&P Global or Baa3 or higher by Moody’s. The Fund is not managed to a particular maturity or duration.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies) and contingent convertible securities (“CoCos”), as well as preferred securities, including preferred stock and junior subordinated debt, issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in capital securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the U.S. and non-U.S. (foreign) financial services sector.
Diversified Real Asset Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies. The Fund allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt. In pursuing these strategies, the Fund invests in equity securities, including growth and value securities, of any market capitalization size (small, medium, large); fixed-income securities, which are not managed to any particular maturity or duration; U.S. and foreign securities; and derivative instruments, such as forwards, futures, swaps, and options. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund concentrates its investments (invests more than 25% of its net assets) in securities of one or more of the following industries: real estate, energy, natural resources, and infrastructure.
In managing the Fund, Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, determines the Fund’s strategic asset allocation among actively managed and passively managed (index) strategies that are executed by PGI and multiple sub-advisors. PGI has considerable latitude in allocating the Fund’s assets among the general investment categories listed below. The Fund uses strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
Infrastructure. The Fund invests in companies that own or operate infrastructure assets related to the transportation, communications, water, electricity transmission and distribution, and oil and gas storage, processing, and transportation industries.
Natural Resources. The Fund invests in securities of companies that primarily own, explore, mine, process, or otherwise develop natural resources, renewable energy, or agricultural commodities and products, or that supply goods and services to such companies. These include companies contributing to and/or profiting from these sectors, especially those active in production, processing, and supply chain services. These also include companies that are developing technologies, processes, products, and services relating to more efficient use, delivery, storage, management, or conversion of natural resources or products derived from natural resources, such as water treatment companies, smart electricity grid companies, companies that focus on creating energy efficiency for industrial processes, and companies focused on renewable energy resources. Natural resources generally include precious metals, such as gold, silver and platinum; ferrous and nonferrous metals, such as iron, aluminum, and copper; strategic metals, such as uranium and titanium; hydrocarbons, such as coal, oil, and natural gas; timber and wood products; and undeveloped real property.
Commodities. Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock, and precious metals. To gain exposure to the commodities markets without investing directly in physical commodities, the Fund invests in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Cayman Subsidiary”) and fixed-income securities (primarily short-term U.S. Treasury and Agency notes and bonds). In order to gain exposure to the commodity markets within the limitations of certain federal tax law requirements, the Cayman Subsidiary invests in commodity-linked equities, commodity-linked exchange traded funds (ETFs), and commodity-linked derivatives, including commodity-linked swaps, commodity futures, and forward contracts and/or options on commodities, as well as instruments such as fixed-income securities (cash, cash equivalents, and/or U.S. Treasury and Agency notes and bonds), either as investments or to serve as margin or collateral for the Cayman Subsidiary’s derivatives positions.
Real Estate. The Fund invests in equity securities of companies that have at least 50% of their assets, income, or profits derived from products or services related to the real estate industry (“real estate companies”). Real estate companies include real estate investment trusts (“REITs”), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies, as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies.
Inflation-Indexed Bonds. The Fund invests in inflation-indexed bonds issued by the U.S. and non-U.S. governments, their agencies, or instrumentalities and by U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed-income securities that are structured to provide protection against inflation. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.
Floating Rate Debt. The Fund invests in below-investment-grade (sometimes called “junk”) or comparable unrated floating rate debt (also known as bank loans, syndicated loans, leveraged loans, or senior floating rate interests). Floating rate debt has a variable coupon that resets periodically, with interest payments determined by a representative interest rate index (e.g., SOFR, the federal funds rate, or a similar reference rate) plus a fixed spread. As a result, the coupon payments vary, or “float” with prevailing market interest rates.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund allocates its assets among general investment categories related to real assets, which include tangible assets and investments that are expected to perform well in periods of rising or high inflation, such as the following: infrastructure, natural resources, commodities, real estate, inflation-indexed bonds, and floating rate debt.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investments related to real assets and real asset companies.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities of one or more of the following industries: real estate, energy, natural resources, and infrastructure.
Edge MidCap Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap). For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies in the Russell MidCap® Index (as of November 30, 2024, this was between approximately $425.8 billion and $149.4 trillion). The Fund invests in real estate investment trust (“REIT”) securities.
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with medium market capitalizations (MidCap) are those with market capitalizations within the range of companies in the Russell MidCap® Index (as of November 30, 2024, this was between approximately $425.8 billion and $149.4 trillion).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations (MidCap).
Global Multi-Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, seeks to combine diversified investment strategies efficiently and systematically so that the Fund generates a positive total return with relatively low volatility and low sensitivity or correlation to market indices. In managing the Fund, PGI allocates the Fund’s assets among the investment strategies described below, which are executed by PGI or one or more of the Fund’s sub-advisors. PGI has considerable latitude in allocating the Fund’s assets. The Fund will use strategies and sub-advisors to varying degrees and may change allocations, add new or eliminate existing strategies and sub-advisors, and temporarily or permanently reduce allocations from time to time such that the Fund would have little or no assets allocated to a particular strategy or sub-advisor.
The Fund invests in a broad range of instruments, including, but not limited to, equities, bonds, currencies, commodities, convertible securities, and bank loans. Under normal market conditions, the Fund invests in securities of issuers located throughout the world, including the U.S., invests at least 30% of its net assets in foreign and emerging market securities, and holds investments tied economically to at least twenty countries.
The Fund invests in equity securities regardless of market capitalization size (small, medium, or large) and style (growth or value). The Fund invests in investment-grade and below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. The fixed-income portion of the Fund is not managed to a particular maturity or duration. The Fund’s strategies may result in the active and frequent trading of the Fund’s portfolio securities.
The Fund invests in derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The strategies use different types of derivative instruments for various purposes, including to gain exposure to securities and to attempt to reduce risk. The Fund may invest in money market funds in order to provide collateral for certain derivative positions and other financial instruments.
The Fund takes long and short positions in securities and derivative instruments. Short positions benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument increases. Long positions profit if the value of the instrument increases. Simultaneously engaging in long investing and short selling reduces the net exposure to general market movements. The Fund also takes relative value positions in an effort capitalize on price differences between similar securities or relative value among securities of the same company. The Fund also invests a portion of the proceeds it receives from a short position into long positions.
Relative Value. This strategy uses a flexible approach to invest primarily in fixed-income securities and instruments related to credit, currencies, and interest rates, while employing risk-management strategies. This strategy uses a variety of techniques to obtain market exposure, such as derivative instruments, including options, futures, forwards, and swaps (including credit default swaps); entering into a series of purchase and sale contracts; purchasing securities on a when-issued, delayed delivery, or forward-commitment basis; and taking short positions in such instruments. This strategy may obtain investment exposure substantially through derivatives instruments, may use such instruments in an effort to minimize volatility, and may use equity futures for hedging purposes.
A portion of this strategy takes long and short positions in selected emerging market issuers when those selecting such investments identify factors (such as macro-economic factors, country-specific factors, or credit-specific factors) that they believe will drive substantial appreciation or depreciation of the particular exposure. The strategy’s geographic focus is derived from economic and political developments and the specific nature of local jurisdictions in the emerging markets.
Equity Long/Short. This strategy provides long and short exposure to a diversified portfolio of U.S. and foreign, including emerging market, equity securities. Those selecting such investments simultaneously invest long in equities they expect to increase in value and either short sell equities they expect to decrease in value, or hedge equity market exposure another way (for example, by using derivatives such as futures, options, or swaps). This strategy uses two methods of analysis: fundamental analysis, which examines a company’s financial statements and operations, especially sales, earnings, products, management, and competition; and quantitative analysis, which uses mathematical models to evaluate a company’s measurable characteristics such as revenue, earnings, margins, and market share.
Event-Driven. This strategy invests in securities on the basis that a specific event or catalyst will affect future prices. This strategy attempts to capitalize on price discrepancies and returns generated by corporate activity, such as merger arbitrage, where the Fund holds a long/short portfolio of securities of companies involved in mergers.
Global Macro. This strategy provides long and short exposure to a broad spectrum of global assets (including equities, currencies, fixed-income securities, bonds, commodities, and interest rates) in an effort to profit from movement in the prices of securities that are highly sensitive to macroeconomic conditions. The managed futures portion of this strategy uses quantitative selection models to help predict movements in these markets. In pursuing this strategy, the Fund, either directly or through its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Cayman Subsidiary”), invests in commodity-linked derivatives and in instruments such as fixed-income securities, cash and cash equivalents, and/or U.S. government securities, either as investments or to serve as margin or collateral for derivative positions.
Commodities are assets that have tangible properties, such as oil, coal, natural gas, agricultural products, industrial metals, livestock, and precious metals. In pursuing certain commodity strategies, the Fund invests its assets in the Cayman Subsidiary to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies under the Internal Revenue Code. The Fund’s investments in its Cayman Subsidiary at any time will not exceed 25% of the Fund’s net assets.
Market Neutral. This strategy invests in long and short positions across different asset classes (including equity and fixed-income securities) in an effort to neutralize market risk exposure. The fixed-income portion seeks product types that have attractive return characteristics with low volatility. This strategy uses arbitrage, which is the simultaneous purchase and sale of assets in an effort to exploit price differences of identical or similar securities on different markets or in different forms. The fixed-income arbitrage portion seeks to exploit mispricing of various, liquid fixed-income or interest-rate-sensitive securities and provides long and short exposure to developed country bond and currency markets, investment grade and high yield credit markets, and forward mortgage-backed securities trading in the to-be-announced (“TBA”) markets. The convertible arbitrage portion structures trades using multiple securities within a convertible bond issuer’s capital structure. This strategy may also use derivatives to hedge against a decline in interest rates or credit exposure.

Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies that are subject to the sub-advisor’s sustainable investing strategy (as explained in more detail below). A “listed infrastructure company” is a publicly traded company engaged in the development, operation, and management of infrastructure assets. Infrastructure assets include but are not limited to utilities (electric, gas, water), transportation infrastructure (airports, highways, railways, marine ports), energy infrastructure (renewable energy generation, oil and gas pipeline operators), and communications infrastructure (cell phone tower operators, data centers, other providers of telecommunication services).
The Fund invests primarily in equity securities regardless of market capitalization (small, medium, or large) and invests in both value and growth securities. The Fund also invests in real estate investment trusts (“REITs”) but only those REITs that are engaged in the development, operation, or management of infrastructure assets. In addition, under normal circumstances, the Fund holds investments tied economically to multiple countries and invests at least 40% of its net assets, measured at the time of purchase, in securities of issuers organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets, such as China.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. The Fund also concentrates its investments (invests more than 25% of its net assets) in securities in the utilities industry.
The sub-advisor initially identifies listed infrastructure companies and assesses them against the following three metrics: overall quality, valuation, and market perception. As described in more detail below, the overall quality metric includes, among other things, an assessment of a company’s environmental, social, and governance (“ESG”) practices using the sub-advisor’s proprietary ESG-ratings framework. After it has assessed a potential investment against these three metrics, the sub-advisor assesses the remaining companies for their alignment with the United Nations Sustainable Development Goals (“SDGs”). The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s ESG practices) and SDG alignment contain minimum sustainability thresholds that a company must meet before it is considered for portfolio inclusion. The sub-advisor applies these assessments of ESG practices and SDG alignment to each Fund investment (other than cash and cash equivalents) and believes that ESG factors are a significant consideration in selecting investments for the Fund’s portfolio. The sub-advisor does, however, consider non-ESG factors too when evaluating potential Fund investments.
The sub-advisor’s assessment of a company’s overall quality metric consists of assessments of several key measurements, which include, among others, a company’s ESG practices; financial condition; profitability and projected growth; management quality and governance structure; business strategy; market outlook; and infrastructure business quality, which covers the strength of a company’s regulatory relationships, the nature of its contractual and regulatory right to operate its assets, and the predictability and longevity of its cash flows.
The sub-advisor measures a company’s ESG practices and potential for those practices to improve by, among other things, maintaining a proprietary ESG-ratings framework, supplemented by insights from third-party research providers (e.g., sell-side research firms and ESG rating firms), and regular engagement with company management teams, in which ESG factors are a significant consideration and which includes correspondence with company management specifically focused on ESG issues. The sub-advisor does not rely exclusively on the insights from third-party research providers; it may discount these third-party insights if they conflict with the sub-advisor’s independent analyses and judgments. The proprietary ratings framework seeks to benchmark companies against what the sub-advisor believes to be the ESG practices of leading listed infrastructure companies. It is composed of a set of metrics (identified below) that the sub-advisor deems to be material in evaluating the ESG and sustainability credentials of a listed infrastructure company. This framework sets out areas of materiality by sector and sub-sector and helps to focus analyst research on areas that are most likely to lead to controversies and opportunities for a given listed infrastructure company. The ESG metrics include, but are not limited to, carbon emissions; resource and water management; resiliency to climate-related impacts; environmental business opportunities; human capital development; health and safety; diversity and inclusion; community relations; access and affordability; customer privacy and data security; ownership structure; board composition; compensation and alignment; business ethics; accounting; reporting and transparency; and controversies. These metrics are subject to change as the sub-advisor periodically re-assesses which ESG considerations are most material for listed infrastructure companies.
The sub-advisor’s valuation assessment involves the construction of discounted cash flow-based valuation models for potential investments. The sub-advisor’s market perception analysis seeks to identify companies whose sustainability credentials, in the sub-advisor’s opinion, are over- or underappreciated by other market participants.
Before selecting a company’s security for Fund investment, the sub-advisor also evaluates the company’s alignment with the SDGs generally but with a special emphasis on the following goals: clean water and sanitation; affordable and clean energy; decent work and economic growth; industry, innovation, and infrastructure; sustainable cities and infrastructure; and climate action. This SDG-alignment examination seeks to ensure that the company’s contributions to social and environmental progress are in line with the sub-advisor’s expectations for a listed infrastructure company operating in the relevant sub-sector and country. The sub-advisor identifies individual targets and indicators that are most applicable to each company and that may vary depending on sub-sector and/or country of operation.
The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s ESG practices) and SDG alignment contain minimum sustainability thresholds that a company must meet before it is considered for portfolio inclusion. Subject to these minimum standards, the sub-advisor may from time to time select for investment a company that the sub-advisor has identified as having certain areas of deficiency in its ESG practices or in its SDG alignment relative to its global peers. Before making such an investment, however, the sub-advisor would identify, in its reasonable belief, positive forward-looking trends in the company’s ESG practices or SDG alignment through direct engagement with a company’s management. The sub-advisor typically makes this determination after it has examined a potential investment against the metrics outlined above (overall quality (which contains ESG quality), valuation, market perception, and SDG alignment).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	A “listed infrastructure company” is a publicly traded company engaged in the development, operation, and management of infrastructure assets. Infrastructure assets include but are not limited to utilities (electric, gas, water), transportation infrastructure (airports, highways, railways, marine ports), energy infrastructure (renewable energy generation, oil and gas pipeline operators), and communications infrastructure (cell phone tower operators, data centers, other providers of telecommunication services).
The sub-advisor initially identifies listed infrastructure companies and assesses them against the following three metrics: overall quality, valuation, and market perception. As described in more detail below, the overall quality metric includes, among other things, an assessment of a company’s environmental, social, and governance (“ESG”) practices using the sub-advisor’s proprietary ESG-ratings framework. After it has assessed a potential investment against these three metrics, the sub-advisor assesses the remaining companies for their alignment with the United Nations Sustainable Development Goals (“SDGs”). The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s ESG practices) and SDG alignment contain minimum sustainability thresholds that a company must meet before it is considered for portfolio inclusion. The sub-advisor applies these assessments of ESG practices and SDG alignment to each Fund investment (other than cash and cash equivalents) and believes that ESG factors are a significant consideration in selecting investments for the Fund’s portfolio. The sub-advisor does, however, consider non-ESG factors too when evaluating potential Fund investments.
The sub-advisor’s assessment of a company’s overall quality metric consists of assessments of several key measurements, which include, among others, a company’s ESG practices; financial condition; profitability and projected growth; management quality and governance structure; business strategy; market outlook; and infrastructure business quality, which covers the strength of a company’s regulatory relationships, the nature of its contractual and regulatory right to operate its assets, and the predictability and longevity of its cash flows.
The sub-advisor measures a company’s ESG practices and potential for those practices to improve by, among other things, maintaining a proprietary ESG-ratings framework, supplemented by insights from third-party research providers (e.g., sell-side research firms and ESG rating firms), and regular engagement with company management teams, in which ESG factors are a significant consideration and which includes correspondence with company management specifically focused on ESG issues. The sub-advisor does not rely exclusively on the insights from third-party research providers; it may discount these third-party insights if they conflict with the sub-advisor’s independent analyses and judgments. The proprietary ratings framework seeks to benchmark companies against what the sub-advisor believes to be the ESG practices of leading listed infrastructure companies. It is composed of a set of metrics (identified below) that the sub-advisor deems to be material in evaluating the ESG and sustainability credentials of a listed infrastructure company. This framework sets out areas of materiality by sector and sub-sector and helps to focus analyst research on areas that are most likely to lead to controversies and opportunities for a given listed infrastructure company. The ESG metrics include, but are not limited to, carbon emissions; resource and water management; resiliency to climate-related impacts; environmental business opportunities; human capital development; health and safety; diversity and inclusion; community relations; access and affordability; customer privacy and data security; ownership structure; board composition; compensation and alignment; business ethics; accounting; reporting and transparency; and controversies. These metrics are subject to change as the sub-advisor periodically re-assesses which ESG considerations are most material for listed infrastructure companies.
The sub-advisor’s valuation assessment involves the construction of discounted cash flow-based valuation models for potential investments. The sub-advisor’s market perception analysis seeks to identify companies whose sustainability credentials, in the sub-advisor’s opinion, are over- or underappreciated by other market participants.
Before selecting a company’s security for Fund investment, the sub-advisor also evaluates the company’s alignment with the SDGs generally but with a special emphasis on the following goals: clean water and sanitation; affordable and clean energy; decent work and economic growth; industry, innovation, and infrastructure; sustainable cities and infrastructure; and climate action. This SDG-alignment examination seeks to ensure that the company’s contributions to social and environmental progress are in line with the sub-advisor’s expectations for a listed infrastructure company operating in the relevant sub-sector and country. The sub-advisor identifies individual targets and indicators that are most applicable to each company and that may vary depending on sub-sector and/or country of operation.
The sub-advisor’s assessments of a company’s overall quality (which includes an assessment of a company’s ESG practices) and SDG alignment contain minimum sustainability thresholds that a company must meet before it is considered for portfolio inclusion. Subject to these minimum standards, the sub-advisor may from time to time select for investment a company that the sub-advisor has identified as having certain areas of deficiency in its ESG practices or in its SDG alignment relative to its global peers. Before making such an investment, however, the sub-advisor would identify, in its reasonable belief, positive forward-looking trends in the company’s ESG practices or SDG alignment through direct engagement with a company’s management. The sub-advisor typically makes this determination after it has examined a potential investment against the metrics outlined above (overall quality (which contains ESG quality), valuation, market perception, and SDG alignment).

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by listed infrastructure companies that are subject to the sub-advisor’s sustainable investing strategy (as explained in more detail below).
Strategy Portfolio Concentration [Text]	The Fund also concentrates its investments (invests more than 25% of its net assets) in securities in the utilities industry.
International Equity Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index (the “Index”). The Index is a market-weighted equity index designed to measure the equity performance of developed markets (Europe, Australia, New Zealand, and Far East, which includes Hong Kong, Japan, and Singapore), excluding the United States and Canada. The Index includes securities of different market capitalizations (medium and large) and is rebalanced quarterly. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. In seeking its objective, the Fund typically employs a replication strategy, which involves investing in the securities that make up the Index, in the same approximate proportions as the Index. The Fund utilizes exchange-traded funds (“ETFs”) and derivative strategies (including index futures) on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of November 30, 2024, the Index was not concentrated in any industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities that compose the MSCI EAFE Index (the “Index”).
Strategy Portfolio Concentration [Text]	The Fund will not concentrate (invest more than 25% of its assets) its investments in a particular industry except to the extent the Index is so concentrated. As of November 30, 2024, the Index was not concentrated in any industry.
International Small Company Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies in the MSCI World Ex USA Small Cap Index (as of November 30, 2024, this was between approximately $135.8 million and $10.2 billion). The Fund may invest in equity securities regardless of style (growth or value). The Fund invests primarily in foreign equity securities. The Fund typically invests in foreign securities of more than 10 countries but has no limitation on the percentage of assets that is invested in each country or denominated in any currency. Primary consideration is given to securities of corporations of developed areas, such as Japan, Western Europe, Canada, Australia, and New Zealand.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies in the MSCI World Ex USA Small Cap Index (as of November 30, 2024, this was between approximately $135.8 million and $10.2 billion).
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations.
Opportunistic Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities. Municipal obligations generally pay interest that is exempt from federal income tax. The Fund’s investment in municipal obligations include industrial revenue bonds. The Fund has a flexible investment strategy and invests in obligations of any duration and credit quality, including below-investment-grade bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB+ or lower by S&P Global Ratings (“S&P Global”). If the bond has been rated by only one of the rating agencies, that rating will determine the bond's rating; if the bond is rated differently by the rating agencies, the highest rating will be used; and if the bond has not been rated by either of the rating agencies, those selecting such investments will determine the bond's quality. The Fund is not managed to a particular maturity or duration.
The Fund invests in other debt obligations, including (but not limited to) taxable municipal obligations; U.S. Treasury securities; obligations of the U.S. government, its agencies, and instrumentalities; and exchange-traded funds (ETFs) to gain exposure to the municipal market.
The Fund uses derivative instruments, such as futures, for duration management purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. The Fund also invests in inverse floating rate instruments, which are generally more volatile than other types of municipal obligations and may involve leverage, to enhance investment income.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, which are securities issued by or on behalf of state or local governments and other public authorities.
Small-MidCap Dividend Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations (Small-MidCap). For this Fund, companies with small-to-medium market capitalizations (Small-MidCap) are those with market capitalizations similar to companies in the Russell 2500® Index (as of November 30, 2024, this was between approximately $7.9 billion and $54.5 trillion). The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months. The Fund invests in value equity securities, which emphasizes buying equity securities that appear to be undervalued. The Fund invests in growth equity securities, which emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund’s investments include the securities of foreign issuers and real estate investment trusts.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, companies with small-to-medium market capitalizations (Small-MidCap) are those with market capitalizations similar to companies in the Russell 2500® Index (as of November 30, 2024, this was between approximately $7.9 billion and $54.5 trillion). The Fund defines dividend-paying equity securities as securities that produced dividend income within the last rolling 12 months.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities of companies with small-to-medium market capitalizations (Small-MidCap).
Spectrum Preferred and Capital Securities Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities. Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities. Preferred securities may pay fixed-rate or adjustable-rate distributions and generally have a payment “preference” over common stock, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets. Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies), contingent convertible securities (“CoCos”), and certain preferred securities, issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit. Capital securities may pay fixed-rate or adjustable-rate distributions and generally have a payment “preference” over common stock, but are junior to the issuer’s senior debt in a liquidation of the issuer’s assets. CoCos are hybrid debt securities typically issued by non-U.S. banking institutions that have contractual equity conversion or principal write-down features that are triggered by regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern if the conversion trigger were not exercised.
Preferred securities purchased by the Fund are of companies with senior debt rated at the time of purchase BBB- or higher by S&P Global Ratings (“S&P Global”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund also invests up to 55% of its assets in below-investment-grade preferred securities and bonds (sometimes called “high yield bonds” or “junk bonds”), which are rated at the time of purchase Ba1 or lower by Moody’s and BB+ or lower by S&P Global. If the security has been rated by only one of the rating agencies, that rating will determine the security's rating; if the security is rated differently by the rating agencies, the highest rating will be used; and if the security has not been rated by either of the rating agencies, those selecting such investments will determine the security's quality. The Fund invests in other debt obligations, including (but not limited to) U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. The Fund invests in foreign securities. The Fund is not managed to a particular maturity or duration.
The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.
The Fund also invests in derivative instruments, such as futures and options, for hedging and for income generation purposes. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Preferred securities typically include preferred stock and various types of junior subordinated debt and trust preferred securities.Capital securities include Tier 2 subordinated debt securities issued by U.S. and non-U.S. financial institutions (including, but not limited to, banks and insurance companies), contingent convertible securities (“CoCos”), and certain preferred securities, issued by U.S. and non-U.S. corporations, financial institutions, and other issuers for purposes of satisfying regulatory capital requirements or obtaining rating agency credit.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowing for investment purposes, in preferred securities and capital securities.
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries (i.e., banking, insurance, and commercial finance) within the financial services sector.